Schedule of Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued taxes	$ 94	$ 105	$ 110
Accrued payroll and benefits	479	487	688
Accrued trade promotions and advertising	203	90	567
Accrued interest	379	254	84
Accrued commissions		686	385
Deferred revenue	15	7	336
Short-term financing	40	162	165
Other	295	294	261
Total accrued and other liabilities	$ 1,505	$ 2,085	$ 2,596